Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
- continuing operations	$ (8,413)	$ (67,923)	$ (943)
- discontinued operations		5	(18,459)
Net loss	$ (8,413)	$ (67,918)	$ (19,402)
Weighted average shares used in calculating loss per share - basic	101,563,623	98,110,873	79,197,068
Weighted average shares used in calculating loss per share - diluted	101,563,623	98,110,873	79,197,068
Loss from continuing operations per share - basic and diluted (In dollars per share)	$ (0.08)	$ (0.69)	$ (0.01)
Loss from discontinued operations per share - basic and diluted (In dollars per share)	0.00	0.00	(0.23)
Net loss per share - basic	(0.08)	(0.69)	(0.24)
Net loss per share - diluted	$ (0.08)	$ (0.69)	$ (0.24)